As filed with the Securities and Exchange Commission on August 30, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: June 1, 2022 – June 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS US MICROCAP FUND
ANNUAL REPORT
June 30, 2023

TABLE OF CONTENTS
A Message to Our Shareholders (Unaudited) 2
Performance Chart and Analysis (Unaudited) 5
Schedule of Investments 6
Statement of Assets and Liabilities 9
Statement of Operations 10
Statements of Changes in Net Assets 11
Financial Highlights 12
Notes to Financial Statements 13
Report of Independent Registered Public Accounting Firm 18
Additional Information (Unaudited) 19

ACUITAS US MICROCAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2023

Dear Shareholders:
As of June 30, 2023, the Acuitas U.S. Microcap Fund’s (the “Fund”) net asset value was $12.37 per share with total net assets at
$62.9 million. Over the past year, the Fund returned 14.04%, compared to 6.63% for the Russell Microcap Index (the “Benchmark”).
This represents 7.41% of outperformance. The Fund is ahead of the Benchmark over the longer term 3- and 5-year time periods as well, outperforming by an annualized 8.64% and 3.09% rate, respectively. Since the July 18, 2014, inception, the Fund has returned an annualized 7.93%, outperforming the Benchmark return of 6.02% by 1.91% over the same time period.
Performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call
(844) 805-5628.
U.S. equities wrapped up one of the best first halves to a year in the past few decades, with the Russell 3000 returning +16.17%, the fourth best start in nearly three decades. Additionally, the Fund had a strong start to the year, returning 8.80% compared to 2.32%
for the Benchmark, representing 648 basis points of outperformance to start 2023. This time last year, we noted how every market cap tier within U.S. equities was in bear market territory, and the S&P 500 had just experienced the worst start to a year in 50 years.
While there is certainly more green on the screen for investors’ portfolios now than there was just 12 months ago, many significant items driving markets today are eerily similar to this time last year. Inflation remains elevated, expectations around rate hikes from the Federal Reserve continue to drive market volatility, and the war in Ukraine continues with no end in sight.
Uncertainty remains seemingly everywhere, with good news often becoming bad news for markets. ADP employment figures for
June showed a stunning 497,000 private sector hires, nearly doubling the figures for May and well ahead of the 220,000 that was expected. Naturally, markets sold off on the news, as positive data points imply that the Fed’s aggressive rate hikes are expected to continue. This strong jobs report followed stronger than expected labor market data earlier in the quarter as well. The combination of low unemployment, strong job growth, and increased wage growth (up nearly 5% year-over-year) point to signs that the U.S. might dodge a recession after all (depending on your definition of “recession”). The Fed remains in an unenviable position ― the need to find the right balance of taming inflation towards their long term 2% target while also avoiding crushing employment. While they did pause rate hikes in June, they resumed with another hike in the third quarter, with another hike remaining a possibility before year end. Where the economy eventually lands and the trajectory of that landing remains the most pressing question for investors, which is right where we were last year.
The collapse of Silicon Valley Bank, First Republic Bank, and Signature Bank earlier this year blindsided investors and led to widespread worries that we were seeing early signs of another financial crisis. As we enter the third quarter, the banking system is largely seen as out of trouble for now, and many of our managers are digging through the rubble and finding attractive new stock ideas. Broadly speaking the narrative has improved dramatically from just a few short months ago, and most potential tightening in business conditions as a direct result of this “bank crisis” appears to have been avoided.
At the center of this are signs of stabilization across deposits, with fears of continued deposit flight issues easing. Concerns do remain in a few areas, particularly in banks with greater exposure to commercial real estate, however even that is hit or miss.
The devil is always in the details, and while downtown hubs in major cities continue to struggle, diversified real estate portfolios with less direct exposure to business district office space have a greater chance of weathering the storm. As one manager we think particularly highly of put it: “some central business districts are struggling and will undoubtedly see an uptick in non-performing loans, but we struggle to see how a suburban dentist will go out of business anytime soon.”
Additionally, there are signs that office space vacancy issues are concentrated across a few properties, while other individual buildings – typically newer, “class A” type properties – are operating near pre-pandemic vacancy levels. The actual commercial real estate exposure will naturally vary bank by bank, which presents unique opportunities for active managers to add value in the space as they can avoid those with more risk in their loan books and lean into banks that are in a position of competitive strength. Along these lines, it is important to highlight that the Fund had no exposure to the banks that failed earlier this year. In fact, financials added the most value of any sector for the Fund relative to the Benchmark, accounting for more than one third of the Fund’s outperformance over the last twelve months.
Industrials was the other sector that added meaningful excess returns for the Fund. On an absolute basis, industrials was the top performing sector across all of microcap for the past 12 months, advancing nearly 24%. Strong stock selection across our portfolio along with an overweight to the sector drove the Fund’s outperformance in the space. Health care has also performed very well over the past 12 months, and especially in the most recent quarter leading into 6/30/2023. This recent surge in health care led to large

ACUITAS US MICROCAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2023

and expensive stocks within the Microcap Index performing well during the 2nd quarter of 2023, as have lower quality (low ROE), non-earners, and higher momentum names. Given the nature of the leadership within microcap, we would generally characterize the last few months as a difficult market environment for our strategy. Despite the difficult active environment, strong stock picking across our managers was able to soften the blow from these headwinds and help the Fund stay within earshot of the Benchmark
(4.92% return for the Fund in the second quarter vs 5.29% for the Benchmark) and remain well ahead of the Benchmark year-to-
date in 2023.
As of June 30, 2023, the Fund’s sector allocations were:
As of June 30, 2023, the 10 largest stock positions in the Fund were:
Market volatility remains and we do not expect that to abate in the near term. Volatility naturally leads to a healthy stock picking environment, as stock prices are often disconnected from their fundamentals. On the other side of the coin, by simply avoiding the riskiest stocks during these markets, active managers add additional value. The perfect example of this is the Fund’s lack of exposure to the banks at the center of the banking crisis, which we attribute to insightful due diligence from our managers.
There are a few other catalysts in place that we are excited about. There is still a pile of cash sitting on the sidelines waiting to be deployed by private equity funds that could purchase our microcap holdings at strong premiums. We have seen a healthy level of mergers and acquisitions (“M&A”) activity so far this year, and we expect it to continue. Health care has been a hot spot for “M&A”
to start the year, and we wouldn’t be surprised to see an uptick in activity in other areas of the market. As we have written about in the past, microcap stocks are taken out far more frequently than stocks in other areas of the market and at meaningfully higher premiums. The Fed’s tightening cycle was put on “pause” earlier this year, and we share the consensus view that we are in the later innings of their hiking cycle. This seems to have placed a floor on the market, reducing some near-term downside risk. Conversely, we still think we are in the early innings for an improved active environment due to higher interest rates and less broad support for non-earning secular growth stories. Finally, microcap has far more leverage to the U.S. economy than large cap due to less reliance on global revenue streams. In summary, we believe the cyclical catalysts in place alongside the attractive relative valuations continue to provide an opportune time for microcap exposure.
AFMCX Russell Microcap Index
Industrials
27.80% 16.39%
Health Care
20.30% 24.79%
Technology
15.91% 10.36%
Consumer Discretionary
12.39% 12.38%
Financials
10.81% 17.48%
Energy
4.83% 3.67%
Basic Materials
2.61% 4.27%
Real Estate
1.59% 5.24%
Consumer Staples
1.36% 1.72%
Utilities
1.24% 1.69%
Telecommunications
1.16% 2.01%
UFP Technologies, Inc.
1.8%
Photronics , Inc.
1.7%
IES Holdings, Inc.
1.5%
Columbus McKinnon Corp.
1.5%
Harvard Bioscience, Inc.
1.5%
BioLife Solutions, Inc.
1.4%
Wabash National Corp.
1.3%
Chase Corp.
1.3%
Winmark Corp.
1.2%
Enova International, Inc.
1.2%

ACUITAS US MICROCAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2023

We thank you for your continued support.
Best Regards,
Chris Tessin Matt Nieman
IMPORTANT RISKS AND DISCLOSURE:
There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal.
The Russell® Microcap Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell
2000® Index, plus the next smallest eligible securities by market cap. You cannot invest directly in an index.
The S&P 500® Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.
The Russell 3000® is a market index that measures the performance of the top 3,000 U.S. publicly traded companies as ranked by market capitalization.
Return on Equity (ROE) is the measure of a company's net income divided by its shareholders' equity.

ACUITAS US MICROCAP FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
June 30, 2023

The following chart reflects the change in the value of a hypothetical $10,000 investment in Institutional Shares, including reinvested dividends and distributions, in Acuitas US Microcap Fund (the”Fund”) compared with the performance of the benchmark, Russell Microcap® Index (“Russell Microcap”), since inception.
The Russell Microcap is an unmanaged index that measures the performance of the microcap segment of the US equity market, which consists of the smallest 1,000 securities in the Russell 2000® Index and the next 1,000 smallest eligible securities by market capitalization. The total return of the Russell Microcap includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell Microcap does not include expenses. The Fund is professionally managed, while the Russell Microcap is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Acuitas US Microcap Fund vs. Russell Microcap® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 805-5628. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional and Investor
Shares are 2.00% and 2.25%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50% and 1.75% for Institutional and Investor Shares, respectively, through November 1, 2023 (the
“Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00%
redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended June 30, 2023 One Year Three Year Five Year
Since Inception
07/18/14
Acuitas US Microcap Fund 14.04% 17.73% 5.16% 7.93%
Russell Microcap® Index 6.63% 9.09% 2.07% 6.02%

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 94.4%
Basic Materials - 2.4%
4,811 AdvanSix, Inc. $ 168,289
13,429 Century Aluminum Co.
(a)
117,101
95,843 LifeMD, Inc.
(a)
416,917
14,784 Northern Technologies International Corp. 158,336
15,386 Orion SA 326,491
3,150 Proto Labs, Inc.
(a)
110,124
3,305 Ryerson Holding Corp. 143,371
8,686 US Silica Holdings, Inc.
(a)
105,361
1,545,990
Consumer Discretionary - 11.7%
27,179 Alta Equipment Group, Inc. 471,012
17,258 Arhaus, Inc.
(a)
180,001
3,603 BJ's Restaurants, Inc.
(a)
114,575
7,600 Blue Bird Corp.
(a)
170,848
27,300 Carrols Restaurant Group, Inc.
(a)
137,592
22,183 Chico's FAS, Inc.
(a)
118,679
10,396 Denny's Corp.
(a)
128,079
41,115 Duluth Holdings, Inc., Class B
(a)
258,202
24,252 Entravision Communications Corp.,
Class A 106,466
295,139 Fluent, Inc.
(a)
184,875
1,845 Green Brick Partners, Inc.
(a)
104,796
16,330 Guess?, Inc. 317,618
15,457 Hudson Technologies, Inc.
(a)
148,696
58,081 Interface, Inc. 510,532
10,235 Lindblad Expeditions Holdings, Inc.
(a)
111,357
67,220 Motorcar Parts of America, Inc.
(a)
520,283
29,625 Purple Innovation, Inc. 82,357
10,200 Red Robin Gourmet Burgers, Inc.
(a)
141,066
16,592 Shoe Carnival, Inc. 389,580
23,300 Stitch Fix, Inc., Class A
(a)
89,705
21,483 Stoneridge, Inc.
(a)
404,955
34,916 The Beauty Health Co.
(a)
292,247
25,105 The Children's Place, Inc.
(a)
582,687
14,285 The Lovesac Co.
(a)
384,981
40,565 The ONE Group Hospitality, Inc.
(a)
296,936
14,600 Travelzoo
(a)
115,194
2,442 Winmark Corp. 811,892
10,775 Zumiez, Inc.
(a)
179,512
7,354,723
Consumer Staples - 1.3%
40,684 Cronos Group, Inc.
(a)
80,147
203 MGP Ingredients, Inc. 21,575
8,772 The Vita Coco Co., Inc.
(a)
235,704
20,488 Village Super Market, Inc., Class A 467,536
804,962
Energy - 4.6%
71,848 Berry Corp. 494,314
10,950 Civitas Resources, Inc. 759,602
49,650 Geospace Technologies Corp.
(a)
385,781
1,071 Nabors Industries, Ltd.
(a)
99,635
81,885 Newpark Resources, Inc.
(a)
428,259
13,129 NOW, Inc.
(a)
136,016
17,277 Oil States International, Inc.
(a)
129,059
11,000 Stabilis Solutions, Inc.
(a)
55,330
101,040 VAALCO Energy, Inc. 379,910
2,867,906
Financials - 10.2%
7,501 Central Valley Community Bancorp 115,890
20,965 Customers Bancorp, Inc.
(a)
634,401
14,866 eHealth, Inc.
(a)
119,523
14,710 Enova International, Inc.
(a)
781,395
Shares Security Description Value
Financials - 10.2% (continued)
15,318 EZCORP, Inc., Class A
(a)
$ 128,365
7,473 First Internet Bancorp 110,974
10,265 First Western Financial, Inc.
(a)
190,929
21,249 Heritage Commerce Corp. 175,942
5,840 Hippo Holdings, Inc.
(a)
96,535
3,716 International Money Express, Inc.
(a)
91,153
11,637 James River Group Holdings, Ltd. 212,492
55,460 Medallion Financial Corp. 438,689
5,722 Mid Penn Bancorp, Inc. 126,342
14,915 NMI Holdings, Inc., Class A
(a)
385,105
9,397 Northrim BanCorp, Inc. 369,584
13,470 OP Bancorp 113,552
3,533 Peapack-Gladstone Financial Corp. 95,674
2,165 Preferred Bank/Los Angeles CA 119,053
12,140 QCR Holdings, Inc. 498,104
7,230 Regional Management Corp. 220,515
6,325 Texas Capital Bancshares, Inc.
(a)
325,738
4,879 The Bancorp, Inc.
(a)
159,299
134,600 United Insurance Holdings Corp.
(a)
600,316
9,175 Veritex Holdings, Inc. 164,508
3,794 Westamerica BanCorp 145,310
6,419,388
Health Care - 19.2%
22,931 908 Devices, Inc.
(a)
157,307
30,534 ADMA Biologics, Inc.
(a)
112,670
48,442 Agenus, Inc.
(a)
77,507
20,444 Aldeyra Therapeutics, Inc.
(a)
171,525
3,800 ANI Pharmaceuticals, Inc.
(a)
204,554
33,801 Assertio Holdings, Inc.
(a)
183,201
3,488 Avanos Medical, Inc.
(a)
89,153
41,530 Avid Bioservices, Inc.
(a)
580,174
41,878 BioLife Solutions, Inc.
(a)
925,504
49,035 Bluebird Bio, Inc.
(a)
161,325
21,605 Caribou Biosciences, Inc.
(a)
91,821
19,101 Castle Biosciences, Inc.
(a)
262,066
13,697 Catalyst Pharmaceuticals, Inc.
(a)
184,088
167,240 ChromaDex Corp.
(a)
262,567
25,181 Cymabay Therapeutics, Inc.
(a)
275,732
18,990 CytoSorbents Corp.
(a)
68,174
3,484 Eagle Pharmaceuticals, Inc.
(a)
67,729
17,791 Edgewise Therapeutics, Inc.
(a)
137,880
3,894 Harrow Health, Inc.
(a)
74,142
173,442 Harvard Bioscience, Inc.
(a)
952,197
47,196 Health Catalyst, Inc.
(a)
589,950
10,462 Healthcare Services Group, Inc. 156,198
13,280 ImmunoGen, Inc.
(a)
250,594
61,309 InfuSystem Holdings, Inc.
(a)
590,406
35,461 Inogen, Inc.
(a)
409,574
6,128 Intercept Pharmaceuticals, Inc.
(a)
67,776
2,643 iRadimed Corp. 126,177
5,555 iTeos Therapeutics, Inc.
(a)
73,548
39,640 Kezar Life Sciences, Inc.
(a)
97,118
8,285 Kiniksa Pharmaceuticals, Ltd., Class A
(a)
116,653
32,309 KORU Medical Systems, Inc.
(a)
111,466
50,162 Lexicon Pharmaceuticals, Inc.
(a)
114,871
15,400 MacroGenics, Inc.
(a)
82,390
30,251 MannKind Corp.
(a)
123,122
55,099 MaxCyte, Inc.
(a)
252,904
6,935 Nature's Sunshine Products, Inc.
(a)
94,663
6,179 NeoGenomics, Inc.
(a)
99,296
9,417 Nurix Therapeutics, Inc.
(a)
94,076
8,400 Olema Pharmaceuticals, Inc.
(a)
75,852
10,505 OrthoPediatrics Corp.
(a)
460,644

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 19.2% (continued)
6,990 Pliant Therapeutics, Inc.
(a)
$ 126,659
73,279 Precigen, Inc.
(a)
84,271
3,353 Prothena Corp. PLC
(a)
228,943
19,060 Quanterix Corp.
(a)
429,803
38,200 Savara, Inc.
(a)
122,049
17,810 Semler Scientific, Inc.
(a)
467,334
20,522 SI-BONE, Inc.
(a)
553,684
64,360 SIGA Technologies, Inc. 325,018
10,689 Stoke Therapeutics, Inc.
(a)
113,624
7,887 The Pennant Group, Inc.
(a)
96,852
10,568 Vanda Pharmaceuticals, Inc.
(a)
69,643
7,800 Voyager Therapeutics, Inc.
(a)
89,310
5,742 Xenon Pharmaceuticals, Inc.
(a)
221,067
11,395 Zymeworks, Inc.
(a)
98,453
12,053,304
Industrials - 26.2%
38,707 AerSale Corp.
(a)
568,993
10,151 Allied Motion Technologies, Inc. 405,431
13,450 Argan, Inc. 530,064
4,941 Barrett Business Services, Inc. 430,855
15,845 BGSF, Inc. 151,003
2,098 BlueLinx Holdings, Inc.
(a)
196,750
38,000 CECO Environmental Corp.
(a)
507,680
7,022 Chase Corp. 851,207
23,797 Columbus McKinnon Corp. 967,348
17,100 Commercial Vehicle Group, Inc.
(a)
189,810
72,403 Computer Task Group, Inc.
(a)
550,987
84,450 Concrete Pumping Holdings, Inc.
(a)
678,134
29,138 Conduent, Inc.
(a)
99,069
4,014 Cross Country Healthcare, Inc.
(a)
112,713
11,530 Cryoport, Inc.
(a)
198,893
87,135 DHI Group, Inc.
(a)
333,727
1,870 Distribution Solutions, Inc.
(a)
97,352
11,675 Douglas Dynamics, Inc. 348,849
14,945 Ducommun, Inc.
(a)
651,154
2,987 Franklin Covey Co.
(a)
130,472
2,784 Heidrick & Struggles International, Inc. 73,692
12,992 I3 Verticals, Inc., Class A
(a)
296,997
17,184 IES Holdings, Inc.
(a)
977,426
23,936 Information Services Group, Inc. 128,297
50,559 LSB Industries, Inc.
(a)
498,006
35,370 Luxfer Holdings PLC 503,315
2,603 Mesa Laboratories, Inc. 334,486
5,515 Napco Security Technologies, Inc. 191,095
36,678 Nordic American Tankers, Ltd. 134,608
2,073 Olympic Steel, Inc. 101,577
144,260 Orion Energy Systems, Inc.
(a)
235,144
16,280 Primoris Services Corp. 496,052
78,295 Radiant Logistics, Inc.
(a)
526,142
44,913 Ranpak Holdings Corp.
(a)
203,007
21,775 Research Solutions, Inc./CA
(a)
44,421
9,400 REV Group, Inc. 124,644
14,291 SoundThinking, Inc.
(a)
312,401
26,015 Stagwell, Inc.
(a)
187,568
5,444 Sterling Infrastructure, Inc.
(a)
303,775
2,363 Teekay Tankers, Ltd., Class A 90,337
10,419 Titan International, Inc.
(a)
119,610
6,221 Titan Machinery, Inc.
(a)
183,520
6,086 UFP Technologies, Inc.
(a)
1,179,771
3,669 V2X, Inc.
(a)
181,836
2,675 Vishay Precision Group, Inc.
(a)
99,376
2,188 VSE Corp. 119,662
Shares Security Description Value
Industrials - 26.2% (continued)
33,334 Wabash National Corp. $ 854,684
16,501,940
Real Estate - 1.5%
8,070 Alpine Income Property Trust, Inc. REIT 131,137
32,507 Braemar Hotels & Resorts, Inc. REIT 130,678
6,657 BRT Apartments Corp. REIT 131,809
21,207 Plymouth Industrial REIT, Inc. 488,185
8,918 The GEO Group, Inc.
(a)
63,853
945,662
Technology - 15.0%
9,560 ADTRAN Holdings, Inc. 100,667
11,010 Agilysys, Inc.
(a)
755,726
13,359 Amtech Systems, Inc.
(a)
127,712
45,005 AXT, Inc.
(a)
154,817
6,028 Bandwidth, Inc., Class A
(a)
82,463
5,699 Benchmark Electronics, Inc. 147,205
31,970 BM Technologies, Inc.
(a)
95,271
16,759 Cantaloupe, Inc.
(a)
133,402
12,242 Celestica, Inc.
(a)
177,509
13,390 Cerence, Inc.
(a)
391,390
13,070 CEVA, Inc.
(a)
333,938
89,545 Edgio, Inc.
(a)
60,353
39,068 eGain Corp.
(a)
292,619
13,030 ePlus, Inc.
(a)
733,589
30,419 EverQuote, Inc., Class A
(a)
197,724
17,055 Grid Dynamics Holdings, Inc.
(a)
157,759
14,529 Hurco Cos., Inc. 314,553
8,189 Ichor Holdings, Ltd.
(a)
307,088
18,396 Immersion Corp. 130,244
11,730 indie Semiconductor, Inc., Class A
(a)
110,262
41,170 Key Tronic Corp.
(a)
233,434
49,437 Magnite, Inc.
(a)
674,815
31,317 MiX Telematics, Ltd., ADR 197,923
54,758 Outbrain, Inc.
(a)
269,409
43,835 Photronics, Inc.
(a)
1,130,505
11,275 PROS Holdings, Inc.
(a)
347,270
16,823 Radware, Ltd.
(a)
326,198
9,840 Red Violet, Inc.
(a)
202,409
37,408 Solaris Oilfield Infrastructure, Inc., Class A 311,609
13,581 Tactile Systems Technology, Inc.
(a)
338,574
37,776 TrueCar, Inc.
(a)
85,374
15,755 Veeco Instruments, Inc.
(a)
404,588
10,669 Yext, Inc.
(a)
120,666
9,447,065
Telecommunications - 1.1%
31,009 Airgain, Inc.
(a)
167,449
2,100 Bel Fuse, Inc. 120,561
2,964 Digi International, Inc.
(a)
116,752
5,300 Harmonic, Inc.
(a)
85,701
4,490 IDT Corp., Class A
(a)
116,066
5,814 NETGEAR, Inc.
(a)
82,326
688,855
Utilities - 1.2%
6,200 Consolidated Water Co., Ltd. 150,226
8,900 Enviri Corp.
(a)
87,843
4,969 Heritage-Crystal Clean, Inc.
(a)
187,779
38,512 Select Water Solutions, Inc., Class A 311,947
737,795
Total Common Stock (Cost $54,204,322) 59,367,590

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

See Notes to Financial Statements.
At June 30, 2023, The Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table consists of common stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at unrealized appreciation
(depreciation) at year end.
Shares Security Description Value
Money Market Fund - 5.1%
3,174,456 First American Government Obligations
Fund, Class X, 5.01%
(b)
(Cost $3,174,456) $ 3,174,456
Investments, at value - 99.5% (Cost $57,378,778) $ 62,542,046
Other Assets & Liabilities, Net - 0.5% 340,690
Net Assets - 100.0% $ 62,882,736
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
Contracts Description
Expiration
Date
Notional
Contract
Value Value
Net
Unrealized
Depreciation
26
CME E-Mini
Russell 2000
Index Future 09/15/23 $ 2,483,207 $ 2,474,810 $ (8,397)
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 62,542,046 $ (8,397)
Level 2 - Other Significant
Observable Inputs – –
Level 3 - Significant
Unobservable Inputs – –
Total $ 62,542,046 $ (8,397)
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Basic Materials 2.4%
Consumer Discretionary 11.7%
Consumer Staples 1.3%
Energy 4.6%
Financials 10.2%
Health Care 19.2%
Industrials 26.2%
Real Estate 1.5%
Technology 15.0%
Telecommunications 1.1%
Utilities 1.2%
Money Market Fund 5.1%
Other Assets & Liabilities, Net 0.5%
100.0%

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $57,378,778) $ 62,542,046
Deposits with broker 449,565
Receivables:
Fund shares sold 8,781
Investment securities sold 361,269
Dividends 33,422
Prepaid expenses 23,220
Total Assets
63,418,303
LIABILITIES
Payables:
Investment securities purchased 420,250
Fund shares redeemed 7,018
Accrued Liabilities:
Investment adviser fees 45,684
Fund services fees 14,757
Other expenses 47,858
Total Liabilities
535,567
NET ASSETS
$ 62,882,736
COMPONENTS OF NET ASSETS
Paid-in capital $ 60,911,695
Distributable Earnings 1,971,041
NET ASSETS
$ 62,882,736
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 5,081,536
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $62,882,736) $ 12.37

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED June 30, 2023

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,228)
$ 661,619
Total Investment Income
661,619
EXPENSES
Investment adviser fees 648,939
Fund services fees 194,622
Custodian fees 30,674
Registration fees 22,733
Professional fees 39,709
Trustees' fees and expenses 8,706
Interest expense 419
Other expenses 117,323
Total Expenses 1,063,125
Fees waived
(283,980)
Net Expenses
779,145
NET INVESTMENT LOSS
(117,526)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
(53,023)
Futures
64,641
Net realized gain
11,618
Net change in unrealized appreciation (depreciation) on:
Investments
7,346,177
Futures
28,851
Net change in unrealized appreciation (depreciation)
7,375,028
NET REALIZED AND UNREALIZED GAIN
7,386,646
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 7,269,120

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended June 30,
2023 2022
OPERATIONS
Net investment loss $ (117,526) $ (232,535)
Net realized gain 11,618 5,063,864
Net change in unrealized appreciation (depreciation) 7,375,028 (20,765,059)
Increase (Decrease) in Net Assets Resulting from Operations
7,269,120 (15,933,730)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (2,851,832) (4,606,485)
Total Distributions Paid
(2,851,832) (4,606,485)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 18,042,023 11,116,557
Reinvestment of distributions:
Institutional Shares 2,826,613 4,580,234
Redemption of shares:
Institutional Shares
(9,485,043) (14,495,313)
Redemption fees:
Institutional Shares
3,861 557
Increase in Net Assets from Capital Share Transactions
11,387,454 1,202,035
Increase (Decrease) in Net Assets
15,804,742 (19,338,180)
NET ASSETS
Beginning of Year
47,077,994 66,416,174
End of Year
$ 62,882,736 $ 47,077,994
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 1,537,505 779,405
Reinvestment of distributions:
Institutional Shares 244,517 320,072
Redemption of shares:
Institutional Shares
(784,235) (980,826)
Increase in Shares
997,787 118,651

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 11.53 $ 16.75 $ 8.76 $ 10.05 $ 14.17
INVESTMENT OPERATIONS
Net investment loss (a) (0.03) (0.06) (0.05) (0.05) (0.09)
Net realized and unrealized gain (loss)
1.60 (3.91) 8.04 (1.23) (1.46)
Total from Investment Operations
1.57 (3.97) 7.99 (1.28) (1.55)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.73) (1.25) – (0.01) (2.57)
Total Distributions to Shareholders
(0.73) (1.25) – (0.01) (2.57)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 12.37 $ 11.53 $ 16.75 $ 8.76 $ 10.05
TOTAL RETURN
14.04% (25.17)% 91.21% (12.75)% (9.68)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 62,883 $ 47,078 $ 66,416 $ 40,483 $ 77,663
Ratios to Average Net Assets:
Net investment loss (0.23)% (0.41)% (0.36)% (0.47)% (0.78)%
Net expenses 1.50% 1.50% 1.50% 1.70% 1.70%
Gross expenses (c) 2.05% 2.00% 2.08% 2.03% 1.87%
PORTFOLIO TURNOVER RATE 56% 61% 78% 74% 108%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

Note 1. Organization
The Acuitas US Microcap Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of June 30, 2023, Investor Shares had not commenced operations. The Fund seeks capital appreciation. The Fund commenced operations on July 18, 2014.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”).
Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2023, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of June 30, 2023, for the Fund, are disclosed in the Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the year, the Fund did not incur any interest penalties. The Fund files a U.S. federal income and excise tax return as required.
The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2023, there are no uncertain tax positions that would require financial statement recognition, de-
recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of
1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets.
The sub-advisory fees, calculated as a percentage of the Fund’s average daily net assets managed by the subadvisers, are paid by the Adviser.
Distribution – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the
“Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the
Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.
The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Fund is not currently paying 12b-1 fees.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the
Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses)
of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2023. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the year ended June 30, 2023, the fees waived and/or reimbursed expenses were as follows:
Investment Adviser Fees Waived Other Waivers
Total Fees Waived and Expenses
Reimbursed
$ 261,288 $ 22,692 $ 283,980

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of ( i ) the then-
current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2023,
$801,822 is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended June 30, 2023, totaled $ 35,268,700 and $ 28,243,412 , respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the year ended June 30, 2023 , for futures contracts was
$ 11,702,220 .
The Fund’s use of derivatives for the year ended June 30, 2023 , was limited to futures contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of June 30, 2023.
Realized and unrealized gains and losses on derivatives contracts for the year ended June 30, 2023, are recorded by the Fund in the following locations on the Statement of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at June 30, 2023. These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of June 30, 2023, the cost for federal income tax purposes is $59,338,131 and the components of net unrealized appreciation consists of:
Location:
Equity
Contracts
Liability derivatives:
Unrealized depreciation on futures* $ (8,397)
* Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Location:
Equity
Contracts
Net realized gain on:
Futures $ 64,641
Total net realized gain $ 64,641
Net change in unrealized appreciation (depreciation) on:
Futures $ 28,851
Total net change in unrealized appreciation (depreciation) $ 28,851
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Unrealized Depreciation on Futures** $ (8,397) $ - $ 8,397 $ -
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Gross Unrealized Appreciation
$ 10,542,212
Gross Unrealized Depreciation
(7,338,297)
Net Unrealized Appreciation
$ 3,203,915

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2023, distributable earnings (accumulated losses) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to investments in real estate investment trusts, futures, equity return of capital, and wash sales.
As of June 30, 2023, the Fund had $1,232,455 of available short-term capital loss carryforwards that have no expiration date.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended June 30, 2023. The following reclassification was the result of net operating loss and has no impact on the net assets of the Fund.
Note 8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, which amends Fair Value
Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-
03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after
December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
2023 2022
Ordinary Income $ – $ 1,022,882
Long-Term Capital Gain 2,851,832 3,583,603
$ 2,851,832 $ 4,606,485
Capital and Other Losses
(1,232,455)
Unrealized Appreciation
3,203,915
Other Temporary Differences
(419)
Total
$ 1,971,041
Distributable Earnings $ 43,134
Paid-in-Capital (43,134)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Acuitas US Microcap Fund and
Board of Trustees of Forum Funds II
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Acuitas US Microcap
Fund (the “Fund”), a series of Forum Funds II, as of June 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 24, 2022, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2023

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023

Investment Advisory Agreement Approval
Acuitas US Microcap Fund (“Microcap Fund”) (the “Fund”)
At the June 9, 2023 Board meeting (the “June meeting”), the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”) and the subadvisory agreements between the Adviser and each of AltraVue Capital, LLC; ClariVest Asset Management,
LLC; Granahan Investment Management, Inc.; and Tieton Capital Management, LLC (each a “Subadviser”) (the “Subadvisory
Agreements”).
In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser and each Subadviser to a letter circulated on the Board’s behalf concerning the personnel, operations, financial condition, performance, and services provided to the Fund by the Adviser and each of the Subadvisers. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the
Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent and Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser and each Subadviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and each Subadviser with principal responsibility for the Fund’s investments; the investment philosophy and decision-making process of the Adviser’s and Subadvisers’ investment professionals; the quality of the Adviser’s and Subadvisers’ services with respect to regulatory compliance; and the Adviser’s and each Subadviser’s representations that each firm is in stable financial condition to allow each firm to provide quality advisory services to the Fund.
The Board also considered the Adviser’s analysis of and recommendation to approve the continuance of the Subadvisory Agreements with the Subadvisers. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreements.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, including the investment objective and strategy of the Fund and the Adviser’s discussion of the performance of each of the Subadvisers, the Board reviewed the performance of the Fund compared to its primary benchmark. The Board observed that the Fund outperformed its primary benchmark index, the Russell Microcap Index, for the one-, three-, and five-year periods ended March 31, 2023, and for the period since the
Fund’s inception on July 18, 2014. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) believed to have characteristics similar to those of the Fund. Based on information presented by Strategic Insight, the Board observed that the Fund underperformed the average of the Strategic Insight peers for the one-year period ended March 31, 2023 and outperformed the average of the Strategic Insight peers for the three-, and five-year periods ended March 31, 2023. The Board noted the Adviser’s representation that the Fund’s relative performance could be attributed, in part, to the Fund’s stock selection and bias toward high quality companies. The Board also noted the Adviser’s representation that the Strategic Insight peer group was not an optimal representation of the Fund’s investment strategy from a performance comparison standpoint because many of the funds within the Strategic Insight peer group operate within the small cap universe, whereas the Fund places a larger emphasis on microcap investments, which tend to have higher beta than small cap companies and, as a result, tend to lag the performance of small cap companies during bear markets such as the market environment experienced during 2022. At the request of the Adviser, the Board reviewed performance of the Fund compared to the performance of a peer group of funds identified by the Adviser as being a more optimal comparison to the Fund (the “Comparable Funds”). The
Board observed that the Fund outperformed the average of the Comparable Funds for the one-, three-, and five-year periods ended
March 31, 2023.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023

The Board also evaluated the Adviser's assessment of each Subadviser’s performance. The Board acknowledged the Adviser’s representation that the different Subadvisers could be expected to achieve different performance results in light of the differences in their strategies, allocated assets, and market environment. In this regard, the Board noted that the Adviser emphasized its responsibility for allocating the Fund’s assets among Subadvisers on an ongoing basis in order to achieve the Fund’s investment objective. In view of the respective roles of the Adviser and Subadvisers, the Board determined that it was appropriate to evaluate the individual performance achieved by each Subadviser as it contributed to the performance of the Fund as a whole. Based on the foregoing, among other applicable considerations, the Board concluded that the Fund and its shareholders could benefit from the
Adviser’s continued management under the Advisory Agreement and from each Subadviser’s continued management under the respective Subadvisory Agreements.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Fund’s Strategic Insight peers. The Board noted that, based on the information provided by Strategic Insight, the net advisory fee rate and net total expense ratio for the Fund were each higher than the median of its Strategic Insight peers. The Board noted the Adviser’s representation that the Fund’s Strategic Insight peers are heavily weighted toward small cap managers, which offer lower fees than microcap managers, which could account for some of the variance in the fee and expense comparison. The Board also noted the Adviser’s representation that many of the funds listed in the respective Strategic Insight peer groups did not operate pursuant to a multi-manager structure and that, unlike the peers in the
Strategic Insight peer group, the Adviser paid each of the Subadvisers directly from the advisory fee paid to the Adviser such that the fees and expenses of the Strategic Insight peers were not directly comparable. The Board noted further the Adviser’s representation that, although the total expense ratio for the Fund was higher than the average of the expense ratios of the Comparable Funds, the
Fund’s total expense ratio was believed to be within a reasonable range. Finally, the Board observed that the contractual advisory fee and expense cap were each most recently lowered in 2020.
With regard to Subadviser compensation, the Board noted the arms-length nature of the relationship between the Adviser and each
Subadvisers with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under each Subadvisory Agreement.
Based on the foregoing and other relevant considerations, the Board concluded that the Adviser’s advisory fee rate charged to the
Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activity, including the percentage and amount of the Adviser’s fee that the
Adviser retained and the percentage and amount of the Adviser’s fee that was paid to the Subadvisers. The Board noted that the
Adviser does not maintain separate profit and loss data by account, making it difficult to assess costs incurred specific to providing services to the Fund. The Board noted further the Adviser’s representation that the Adviser continues to pay its Subadvisers directly from the Adviser’s advisory fees and that the Adviser continued to subsidize the operation of the Fund by waiving its advisory fee and reimbursing expenses to the extent necessary to keep the Fund’s total expense ratios at competitive levels. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in light of the nature, extent and quality of the services provided by the Adviser.
The Board did not consider information regarding the costs of services provided or profits realized by the Subadvisers from their relationships with the Fund, noting instead the arms-length nature of the relationship between the Adviser and each Subadviser with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fee due under each Subadvisory Agreement.
Economies of Scale
The Board considered whether the Fund was benefitting, or may benefit in the future, from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023

an analysis of economies of scale is generally most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board noted the assets of the Fund were stable but relatively low. The Board also noted the Adviser’s representation that the Fund was benefitting from expenses subsidized by the Adviser under the contractual expense limitation agreement. The Board noted further the Adviser’s representation that, although the Fund could benefit from economies of scale as assets grow, the Adviser believed that economies of scale had not been achieved at current asset levels.
The Board also considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreements.
In this respect, the Board noted that there were no breakpoints in the Subadvisory Agreements and that such breakpoints were likely to benefit the Adviser, rather than the Fund, because the Adviser pays the subadvisory fees directly from the Adviser’s advisory fee. The Board considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser and that, for the reasons cited above, among other relevant considerations, breakpoints in the subadvisory fee rates were unlikely to result in the Fund’s realization of economies of scale.
Based on the foregoing information and other applicable factors, and in light of the size of the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the Advisory Agreement or Subadvisory Agreements.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation and other relevant considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In addition, various materials provided to and discussed with the Board throughout the year, including with respect to performance and compliance, also informed the Board’s decision. In light of the fact that the Fund is a multi-manager
Fund, however, for which the Adviser identifies Subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, when considering the renewal of the Subadvisory Agreements, the Board gave significant weight to the Adviser’s recommendation that the Subadvisory Agreements be renewed and to the Adviser’s representation that the reappointment of the
Subadvisers would positively contribute to the Adviser’s successful execution of the Fund’s overall strategy. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Advisory
Agreement and each Subadvisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board, in the exercise of its reasonable business judgment, approved the continuation of the Advisory Agreement and each
Subadvisory Agreement.
Acuitas US Microcap Fund (the “Fund”) – Meros Investment Management, LP
At the June 9, 2023 Board meeting (the “June meeting”), the Board, including the Independent Trustees, considered the approval of a new investment subadvisory agreement between Acuitas Investments, LLC (the “Adviser”) and Meros Investment Management,
LP (“Meros” or the “Subadviser”) pertaining to the Fund (the “Subadvisory Agreement”). The Subadvisory Agreement was being considered in connection with the anticipated termination of the original subadvisory agreement between Meros and the Adviser
(“Original Agreement”) due to an internal restructuring of the ownership of Meros’ parent company (the “Transaction”). The
Transaction is expected to result in a change in control of Meros, and thus, a termination of the Original Agreement. The Subadvisory
Agreement is identical to the Original Agreement, except for the effective date, and would take effect immediately upon the change in control of Meros and termination of the Original Agreement.
In preparation for its deliberations, the Board requested and reviewed written responses from Meros to a due diligence questionnaire circulated on the Board’s behalf concerning Meros’ personnel, operations, financial condition, performance, compensation, and services to be provided to a portion of the Fund by the Subadviser (the “Sleeve”). The Board also discussed the materials with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and, as necessary, with the Trust's

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023

administrator. During its deliberations, the Board received an oral presentation from the Adviser and was assisted by the advice of
Independent Legal Counsel.
At the June meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
The Board received a presentation from senior representatives of the Adviser and discussed Meros’ personnel, operations and financial condition. In this context, the Board considered the adequacy of Meros’ resources and the quality of services to be provided by Meros under the Subadvisory Agreement. The Board reviewed information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at Meros who, as Meros employees had, and under the
Subadvisory Agreement would continue to have, responsibility for the Sleeve. The Board considered the Adviser’s representation that the portfolio managers of Meros who were responsible for the Sleeve would continue in that role as portfolio managers at Meros and noted that, since 2019, the same portfolio managers had provided such services to the Fund.
The Board considered the investment philosophy and decision-making process of those professionals and the capability and integrity of Meros’ senior management and staff. The Board also evaluated the anticipated quality of Meros’ services with respect to regulatory compliance and compliance with client investment policies and restrictions. In addition, the Board took into consideration the Adviser’s recommendation to approve the Subadvisory Agreement with Meros. The Board also noted Meros’ representation that it is financially stable and able to provide investment advisory services to the Fund. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services to be provided to the Fund by Meros under the Subadvisory Agreement.
Costs of Services and Profitability
The Board noted that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under the Subadvisory
Agreement. The Board considered information regarding the fees paid and revenue received by the Subadviser from its relationship with the Fund, noting the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply. The Board concluded that the Subadviser’s profitability was not a material factor in determining whether to approve the Subadvisory Agreement.
Performance
Recognizing that the Subadviser’s portfolio management personnel were the same as those currently employed to manage the Sleeve as employees of Meros, the Board considered the historical performance of the proposed portfolio managers of the Subadviser in managing the Sleeve, including in particular the Adviser’s evaluation of the performance Meros achieved for the Sleeve. The Board noted the Adviser had expressed satisfaction with the performance of Meros and that the Adviser had recommended the approval of the Subadvisory Agreement. Based on the Adviser’s evaluation of Meros’ performance and other relevant facts and circumstances, the Board concluded that the Subadviser’s management of the Sleeve could benefit the Fund and its shareholders.
Compensation
The Board reviewed the Subadviser’s proposed compensation for providing subadvisory services to the Fund and noted that the total advisory fee paid by the Fund would not change because the subadvisory fees are paid by the Adviser and not the Funds. The Board thus did not focus on information regarding the proposed compensation to be paid to the Subadviser as a result of its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply to the Subadviser. The Board did note, however, that the compensation to be received by the Subadviser under the Subadvisory Agreement would be no greater than the compensation that Meros received under the prior subadvisory agreement. As a result, the Board concluded that the proposed compensation for providing subadvisory services to the Fund was not a material factor in considering the approval of the Subadvisory Agreement.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreement. The
Board noted that because the Adviser, and not the Fund, pays the subadvisory fee, the Fund would not benefit from any economies

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023

of scale in the form of breakpoints in the subadvisory fee rate. Based on the foregoing information and other materials presented, the Board concluded that economies of scale were not a material factor in approving the Subadvisory Agreement.
Other Benefits
The Board noted the Subadviser’s representation that, aside from its contractual subadvisory fees, it does not benefit in a material way from its relationship with the Fund. As a result, other benefits accrued by the Subadviser were not a material factor in approving the Subadvisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors; however, in light of the fact that the Fund is a multi-manager Fund for which the Adviser identifies subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, the Board gave significant weight to the Adviser’s recommendation that the Subadviser be appointed as a subadviser to the Fund and to the Adviser’s representation that the appointment of the Subadviser would positively contribute to the Adviser successfully executing the overall strategy of the Fund. Based on its review, including consideration of each of the factors referenced above, the Board (including a majority of the Independent Trustees) determined, in the exercise of its reasonable business judgment, that the subadvisory arrangement, as outlined in the Subadvisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred by the Fund and such other matters as the Board considered relevant.
Acuitas US Microcap Fund (the “Fund”) – Bridge City Capital, LLC
At the June 9, 2023 Board meeting (the “June meeting”), the Board, including the Independent Trustees, considered the approval of a new investment subadvisory agreement between Acuitas Investments, LLC (“Adviser”) and Bridge City Capital, LLC
(“Subadviser”) pertaining to the Fund (the “Subadvisory Agreement”).
In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Subadviser to a letter circulated on the Board’s behalf concerning the personnel, operations, financial condition, performance, compensation, and services to be provided to the Fund by the Subadviser, and also a memorandum from the Adviser summarizing the due diligence process the Adviser employed in making its recommendation to the
Board to approve the Subadviser to manage a portion of the Fund (the “Sleeve”). The Board also received an oral presentation from each of the Adviser and the Subadviser and discussed the materials with the Adviser, Subadviser, independent legal counsel to the
Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent and Quality of Services
The Board received a presentation from senior representatives of the Subadviser and the Adviser and discussed the Subadviser’s personnel, operations and financial condition. In this context, the Board considered the adequacy of the Subadviser’s resources and the quality of services to be provided by the Subadviser under the Subadvisory Agreement. The Board reviewed information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Subadviser who would have responsibility for the Sleeve. The Board considered the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Subadviser’s senior management and staff.
The Board also evaluated the anticipated quality of the Subadviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions. In addition, the Board took into consideration the Adviser’s recommendation with respect to the Subadviser. The Board noted the Subadviser’s representation that it is financially stable and able to provide investment advisory services to the Fund. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services to be provided to the Fund by the Subadviser under the Subadvisory Agreement.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023

Costs of Services and Profitability
The Board noted that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under the Subadvisory
Agreement. The Board considered information regarding the costs of services provided or profits to be realized by the Subadviser from its relationship with the Fund, but emphasized the arm’s-length nature of the relationship between the Adviser and the
Subadviser with respect to the negotiation of the subadvisory fee rate that would apply. The Board concluded that the Subadviser’s profitability was not a material factor in determining whether to approve the Subadvisory Agreement.
Performance
Recognizing that the Subadviser had not yet managed any portion of the Fund, the Board evaluated the Adviser’s assessment of the Subadviser’s historical performance in managing other investment accounts with similar investment strategies to the one to be employed for the Sleeve, noting the Adviser had expressed satisfaction with the performance of the Subadviser and that the Adviser had recommended the approval of the Subadvisory Agreement. Based on the Adviser’s evaluation of the Subadviser’s performance and other relevant facts and circumstances, the Board concluded that the Subadviser’s management of the Sleeve could benefit the
Fund and its shareholders.
Compensation
The Board reviewed the Subadviser’s proposed compensation for providing subadvisory services to the Fund and noted that the total advisory fee paid by the Fund would not change because the subadvisory fees are paid by the Adviser and not the Fund. The Board thus did not focus on information regarding the proposed compensation to be paid to the Subadviser as a result of its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply to the Subadviser. The Board did note, however, that the compensation to be received by the Subadviser under the Subadvisory Agreement would be the same as the subadvisory fee received by the Fund’s other subadvisers. As a result, the Board concluded that the proposed compensation for providing subadvisory services to the Fund was not a material factor in considering the approval of the Subadvisory Agreement.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreement. The
Board noted that because the Adviser, and not the Fund, pays the subadvisory fee, the Fund would not benefit from any economies of scale in the form of breakpoints in the subadvisory fee rate. Based on the foregoing information and other materials presented, the Board concluded that economies of scale were not a material factor in approving the Subadvisory Agreement.
Other Benefits
The Board noted the Subadviser’s representation that, aside from its contractual subadvisory fees, it does not benefit in a material way from its relationship with the Fund. As a result, other benefits accrued by the Subadviser were not a material factor in approving the Subadvisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors; however, in light of the fact that the Fund is a multi-manager Fund for which the Adviser identifies subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, the Board gave significant weight to the Adviser’s recommendation that the Subadviser be appointed as a subadviser to the Fund and to the Adviser’s representation that the appointment of the Subadviser would positively contribute to the Adviser successfully executing the overall strategy of the Fund. Based on its review, including consideration of each of the factors referenced above, the Board (including a majority of the Independent Trustees) determined, in the exercise of its reasonable business judgment, that the subadvisory arrangement, as outlined in the Subadvisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred by the Fund and such other matters as the Board considered relevant.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023

Change in Independent Registered Public Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund, a series of Forum Funds II. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen &
Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The reports of BBD on the financial statements of the Fund as of and for the fiscal years ended June 30, 2021 and June 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended June 30, 2021 and June 30, 2022, and during the subsequent interim period through
March 9, 2023, (i) there were no disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the
Fund for such years or interim period, and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of this letter is filed as an exhibit to Form N-CSR.
On March 17, 2023, the Audit Committee of the Board also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending June 30, 2023.
During the fiscal years ended June 30, 2021 and June 30, 2022, and during the subsequent interim period through March 17, 2023, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the of Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either, (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of
Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January
1, 2023 through June 30, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Federal Tax Status of Dividends Declared during the Fiscal Year
Pursuant to Section 852 (b)(3) of the Internal Revenue Code, the Fund designates $2,851,832 as long-term capital gain dividends for the year ended June 30, 2023.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the
Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite
600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (844) 805-5628.
Beginning
Account Value
January 1, 2023
Ending
Account Value
June 30, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 1,087.95 $ 7.77 1.50%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,017.36 $ 7.50 1.50%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2013 Director, Blue Sky Experience (a
charitable endeavor), since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm), 1998-
2008.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Mark D. Moyer
Born: 1959
Trustee; Chairman
Audit Committee
Since 2013 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy), 2017-2021;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2023

(1)
Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as Treasurer of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2013 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019.
1 Trustee, Forum
Funds, Trustee, U.S.
Global Investors
Funds.
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Zachary Tackett
Born: 1988
President; Principal Executive
Officer; Anti-Money Laundering
Compliance Officer; Identity Theft
Prevention Officer
President and Principal
Executive Officer since 2023;
Anti-Money Laundering
Compliance Officer and
Identity Theft Prevention
Officer since 2015
Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Lindsey Dorval
Born: 1981
Vice President; Secretary Since 2023 Counsel, Apex Fund Services since 2020.

220-ANR-0623
FOR MORE INFORMATION
Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
https://acuitasinvestments.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME 04112
(844) 805-5628
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $13,400 in 2022 and $13,400 in 2023.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2022 and $0 in 2023.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2022 and $3,000 in 2023.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2022 and $0 in 2023.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2022 and $0 in 2023.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

TEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(a)(4) Change in Independent Registered Public Accounting Firm (Exhibit filed herewith).

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date	August 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date	August 29, 2023

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	August 29, 2023